Operating Segment Information (Narrative) (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 29, 2014	Mar. 31, 2016 USD ($) segment	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | segment		2
Document Fiscal Year Focus		2016
Sales to External Customers in Percent	12.00%	10.00%
Segment reporting information, intersegment revenues		$ 3,181	$ 2,010	$ 1,754
Credit Concentration Risk
Segment Reporting Information [Line Items]
Concentration Risk, Customer		One	No	1
Sales | Contract Concentration Risk
Segment Reporting Information [Line Items]
Threshold percentage of sales accounted for by single contract or single commercial customer		10.00%	10.00%	10.00%
Segment Sales | Customer concentration
Segment Reporting Information [Line Items]
Threshold percentage of sales accounted for by single contract or single commercial customer		10.00%	10.00%	10.00%
Foreign customers | Sales | Geographic Concentration
Segment Reporting Information [Line Items]
Sales to external customers		$ 347,520	$ 250,000	$ 243,166
Threshold percentage of sales accounted for by single contract or single commercial customer		4.00%
Shooting Sports
Segment Reporting Information [Line Items]
Sales to external customers (as a percent)		62.00%
Shooting Sports | Foreign customers | Sales | Geographic Concentration
Segment Reporting Information [Line Items]
Sales to External Customers in Percent		41.00%
Outdoor Products
Segment Reporting Information [Line Items]
Sales to external customers (as a percent)		38.00%
Outdoor Products | Foreign customers | Sales | Geographic Concentration
Segment Reporting Information [Line Items]
Sales to External Customers in Percent		59.00%